GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Maximum
GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES
Guarantee commitments	$ 0.1	$ 0.1	$ 0.1